Investor Class | AMG Yacktman Focused Fund

AMG FUNDS

AMG YACKTMAN FOCUSED FUND

Supplement to Prospectus dated April 28, 2014

Multiple Classes - Supplemental Information

Multiple Class Information

AMG Yacktman Focused Fund currently offers Service Class shares and Institutional Class shares. AMG Yacktman Fund currently offers Service Class shares. In addition to the classes of shares of AMG Yacktman Focused Fund and AMG Yacktman Fund (each a "Fund," and collectively, the "Funds") currently being offered, AMG Yacktman Focused Fund may from time to time issue Investor Class shares and AMG Yacktman Fund may from time to time issue one or more of Investor Class shares or Institutional Class shares.

Each class of shares may be subject to different distribution and shareholder servicing arrangements, which may result in differences in the expenses borne by the shareholders of each class and the returns realized by such shareholders. In addition, each class of shares of the Funds is subject to a different minimum initial investment requirement, as described in greater detail below.

Shareholders of Investor Class shares may bear shareholder servicing fees of up to 0.25% for shareholder servicing provided by financial intermediaries, such as broker-dealers, banks, and trust companies. Investor Class shares are also subject to a Rule 12b-1 distribution and service plan adopted by the Board of Trustees of AMG Funds (the "Trust"), as described below. Shareholders of Institutional Class shares do not bear shareholder servicing fees for shareholder servicing provided by financial intermediaries, such as broker-dealers, banks, and trust companies and are not subject to any Rule 12b-1 distribution and service plan.

As a result of these differences in the distribution and servicing arrangements, Investor Class shares can be expected to bear higher expenses than Service Class and Institutional Class shares and to experience lower returns, and Service Class shares can be expected to bear higher expenses than Institutional Class shares and to experience lower returns. In all other material respects, the shares of each class are the same, representing a proportional interest in a Fund.

Performance

Because Investor Class shares of each Fund and Institutional Class shares of AMG Yacktman Fund have not commenced operations, the classes have no performance history.

Shareholder Fees (fees paid directly from your investment)

AMG Yacktman Focused Fund

Investor Class
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 60 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

AMG Yacktman Focused Fund

Investor Class
Management Fee	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.31%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.57%

Example

This Example will help you compare the cost of investing in each Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
AMG Yacktman Focused Fund
Investor Class	$160	$496	$855	$1,867

The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.